Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details Narrative) - USD ($)		12 Months Ended
	Jun. 24, 2019	Jun. 30, 2020	Jun. 30, 2019	Feb. 06, 2020	Feb. 04, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock	one-for-five hundred (1:500)
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Recognized an exchange loss on foreign currency translation		$ 200,673	$ 709,069
Cash equivalents
Value added tax receivable		2,015	5,439
Research and development costs		179,987	260,335
Tax credits		$ 134,728	$ 115,437
Debt conversion percentage		4.99%
Debt conversion percentage, description		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders' ability to increase such limitation to 9.99% upon 60 days' notice to the Company),
Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		59,644	59,644
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		11	10
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		151,170,514	59
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		439,113,281	1,810,347
Intercompany Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized an exchange loss on foreign currency translation		$ 133,000